Nature of Operations and Summary of Significant Accounting and Reporting Policies (Details Narrative)		3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 24, 2019 $ / shares shares	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2018 USD ($)	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2018 USD ($)	Jun. 30, 2019 USD ($) $ / shares shares	Jun. 30, 2018 USD ($) $ / shares shares	Feb. 06, 2020 shares	Feb. 04, 2020 shares	Sep. 21, 2018 shares	Sep. 20, 2018 shares	Jan. 23, 2018 shares	Jan. 22, 2018 shares
Accumulated Other Comprehensive Income (Loss) [Line Items]
Reverse stock	one-for-five hundred (1:500)
Common stock, par value | $ / shares	$ 0.001	$ 0.001		$ 0.001		$ 0.001	$ 0.001
Common stock, shares authorized | shares	100,000,000	100,000,000		100,000,000		100,000,000	100,000,000			4,000,000,000	400,000,000	400,000,000	100,000,000
Recognized an exchange loss on foreign currency translation | $		$ (629,494)	$ 358,279	$ (65,807)	$ 634,495	$ 709,069	$ 499,678
Exchange rates to translate amounts		0.7030		0.7030		0.7153	0.7399
Cash equivalents | $
Value added tax receivable | $		2,432		$ 2,432		$ 5,439	6,257
Income tax percentage description				On December 22, 2017, the passage of legislation commonly referred to as the Tax Cuts and Jobs Act ("TCJA") was enacted and significantly revised the U.S. income tax law. The TCJA includes changes, which reduce the corporate income tax rate from 34% to 21% for fiscal years beginning after December 31, 2017.		On December 22, 2017, the passage of legislation commonly referred to as the Tax Cuts and Jobs Act ("TCJA") was enacted and significantly revised the U.S. income tax law. The TCJA includes changes, which reduce the corporate income tax rate from 34% to 21% for fiscal years beginning after December 31, 2017.
Income tax percentage						21.00%
Research and development costs | $		37	94,777	$ 65,409	150,970	$ 260,335	1,825,728
Tax credits | $		$ (143)	$ 116,970	$ 108,751	$ 116,970	$ 115,437	$ 179,306
Debt conversion percentage				4.99%		4.99%
Debt conversion percentage, description				Each holder of the notes has agreed to a 4.99% beneficial ownership conversion limitation (subject to certain noteholders' ability to increase such limitation to 9.99% upon 60 days' notice to the Company)		Each holder of the notes has agreed to a 4.99% beneficial ownership conversion limitation, (subject to certain noteholders' ability to increase such limitation to 9.99% upon 60 days' notice to the Company)
Share-based Payment Arrangement, Option [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Antidilutive securities excluded from computation of earnings per share, amount | shares				59,644		59,644	1,144
Convertible Notes Payable [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Antidilutive securities excluded from computation of earnings per share, amount | shares				15
Warrant [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Antidilutive securities excluded from computation of earnings per share, amount | shares				1,975,059		59	291
Common Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Antidilutive securities excluded from computation of earnings per share, amount | shares				10,200,000		1,810,347	207,397
Maximum [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Income tax percentage				34.00%
Minimum [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Income tax percentage				21.00%
AUD into USD Currency [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Exchange rates to translate amounts			0.7046		0.7046
Average exchange rate			0.7248		0.7248
Intercompany Loans [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Recognized an exchange loss on foreign currency translation | $				$ 575,700
Subsequent Event [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock, shares authorized | shares								1,000,000,000	1,000,000,000